Schedule of remaining lease term discount (Details)	Sep. 30, 2024	Sep. 30, 2023
Lease
Weighted-average remaining lease term - operating leases	8 months 19 days	9 months 10 days
Weighted-average discount rate - operating leases	3.63%	3.81%